Artisan Mid Cap Fund Annual Fund Operating Expenses - Artisan Mid Cap Fund	Sep. 30, 2024
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.19%
Advisor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	1.05%
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.96%